Contract Assets/Contract Liabilities	6 Months Ended
Jun. 30, 2026
Contract Assets/Contract Liabilities [Abstract]
Contract assets/contract liabilities

Note 4 — Contract assets/contract liabilities

The following table reflects the movements of the net balance of contract assets and contract liabilities.

Movement in contract assets, consists of the following:

	December 31, 2025 (Audited)	June 30, 2026 (Unaudited)	June 30, 2026 (Unaudited)
	MYR	MYR	USD
Beginning of the financial year/period	46,140	—	—
Increase resulting from satisfaction of performance obligation	—	—	—
	46,140	—	—
Less: progress billings/period	(46,140)	—	—
End of the financial year/period	—	—	—

Movement in contract liabilities, consists of the following:

	December 31, 2025 (Audited)	June 30, 2026 (Unaudited)	June 30, 2026 (Unaudited)
	MYR (Audited)	MYR	USD
Beginning of the financial year/period	3,700,000	9,848,141	2,412,577
Receipt from clients	9,848,141	49,745,891	12,186,646
Revenue recognized during the year/period	(3,700,000)	(9,848,141)	(2,412,577)
End of the financial year/period	9,848,141	49,745,891	12,186,646

Changes in contract assets and contract liabilities mainly due to changes in measurement of contracts’ progress.